Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-25-15	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					5/18/2015
2	Payment Date					5/20/2015
3	Collection Period				4/1/2015	4/25/2015	25
4	Monthly Interest Period- Actual				4/20/2015	5/19/2015	30
5	Monthly Interest- Scheduled						30

B. SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	129,789,657.03	—	30,209,897.05	99,579,759.98	0.4131940
7	Class A-2-A Notes	225,000,000.00	225,000,000.00	—	—	225,000,000.00	1.0000000
8	Class A-2-B Notes	447,000,000.00	447,000,000.00	—	—	447,000,000.00	1.0000000
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$1,338,789,657.03	$—	$30,209,897.05	$1,308,579,759.98

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$1,625,368,664.51			$1,595,158,767.46

14	NPV Lease Payments Receivable	738,790,911.57	651,567,669.36			623,854,859.72
15	NPV Base Residual	972,128,536.10	973,800,995.15			971,303,907.74

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	27,039.51	0.1121971	30,236,936.56	125.4644671
17	Class A-2-A Notes	0.87000%	N/A	163,125.00	0.7250000	163,125.00	0.7250000
18	Class A-2-B Notes	0.50055%	0.18055%	186,454.88	0.4171250	186,454.88	0.4171250
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			951,436.05		31,161,333.10

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						26,455,571.63
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						14,633,775.12
24	Sales Proceeds via Customer - Scheduled Terminations						66,006.25
25	Security Deposits for Terminated Accounts						4,793.00
26	Excess Wear and Tear Received						2,234.27
27	Excess Mileage Charges Received						27,086.89
28	Other Recoveries Received						(1,101.17)

29	Subtotal: Total Collections						41,188,365.99

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						0.11

33	Total Available Funds, prior to Servicer Advances						41,188,366.10

34	Servicer Advance						—

35	Total Available Funds						41,188,366.10

36	Reserve Account Draw						—

37	Available for Distribution						41,188,366.10

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						1,354,473.89
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						951,436.05
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					38,877,456.16
51	Regular Principal Distribution Amount					30,209,897.05
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						30,209,897.05
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						8,667,559.11

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-25-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,338,789,657.03
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,595,158,767.46)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,338,789,657.03
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(1,308,579,759.98)

63	Regular Principal Distribution Amount		30,209,897.05

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,595,158,767.46
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		1,308,579,759.98

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		41,188,366.10
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,354,473.89
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		951,436.05
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		38,877,456.16
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		38,877,456.16

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		729.77

90	Subtotal: Reserve Fund Available for Distribution		8,555,327.01
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,555,327.01
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		729.77

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	5	65,989.27
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(68,794.89)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
101	Less: Excess Wear and Tear Received		(2,234.27)
102	Less: Excess Mileage Received		(27,086.89)

103	Current Period Net Residual Losses/(Gains)	5	(32,126.78)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	1	(57,087.33)
106	Current Period Net Residual Losses (Item 101)	5	(32,126.78)

107	Ending Cumulative Net Residual Losses	6	(89,214.11)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-25-15	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,710,919,448	1,595,158,767
111	Aggregate Base Residual Value			1,148,071,534	1,120,386,046
112	Number of Current Contracts			69,355	67,642
113	Weighted Average Lease Rate			2.64%	2.63%
114	Average Remaining Term			28.6	23.9
115	Average Original Term			39.2	39.2
116	Proportion of Base Prepayment Assumption Realized				239.30%
117	Actual Monthly Prepayment Speed				0.75%
118	Turn-in Ratio on Scheduled Terminations				100.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		68,237	1,863,859,368	1,625,368,665
120	Depreciation/Payments			(25,204,205)	(16,883,162)
121	Gross Credit Losses		(4)	(73,940)	(68,096)
122	Early Terminations - Regular		(586)	(14,752,172)	(13,192,650)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	—	—	—	—
125	Scheduled Terminations - Sold at Auction	—	—	—	—
126	Scheduled Terminations - Purchased by Dealer	66,006	(5)	(67,437)	(65,989)

127	Pool Balance - End of Period		67,642	1,823,761,613	1,595,158,767

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		67,212	1,585,285,226	99.38%
130	31 - 90 Days Delinquent		406	9,363,810	0.59%
131	91+ Days Delinquent		24	509,732	0.03%

132	Total		67,642	1,595,158,767	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			4	68,096
135	Aggregate Liquidation Proceeds on charged-off units				(53,733)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				1,101

139	Current Period Aggregate Net Credit Losses/(Gains)			4	15,464

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			5	28,655
142	Current Period Net Credit Losses (Item 136)			4	15,464

143	Ending Cumulative Net Credit Losses			9	44,119

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				—
147	61 - 120 Days since Contract Maturity				—
148	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-25-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
6/20/2015	19,621,001
7/20/2015	25,935,327
8/20/2015	27,618,782
9/20/2015	31,159,169
10/20/2015	32,303,499
11/20/2015	31,362,592
12/20/2015	29,956,587
1/20/2016	30,486,306
2/20/2016	34,717,678
3/20/2016	37,320,396
4/20/2016	41,018,531
5/20/2016	45,707,903
6/20/2016	39,717,803
7/20/2016	42,843,288
8/20/2016	39,162,070
9/20/2016	61,340,867
10/20/2016	71,893,791
11/20/2016	57,036,683
12/20/2016	37,955,027
1/20/2017	45,955,170
2/20/2017	46,602,945
3/20/2017	53,831,593
4/20/2017	69,633,312
5/20/2017	66,355,691
6/20/2017	75,527,832
7/20/2017	84,749,463
8/20/2017	67,251,752
9/20/2017	61,216,294
10/20/2017	57,637,487
11/20/2017	54,421,153
12/20/2017	47,036,555
1/20/2018	24,593,060
2/20/2018	19,719,870
3/20/2018	18,633,921
4/20/2018	16,058,299
5/20/2018	13,547,611
6/20/2018	10,255,555
7/20/2018	5,284,897
8/20/2018	4,088,859
9/20/2018	3,646,248
10/20/2018	4,631,065
11/20/2018	4,668,558
12/20/2018	2,580,818
1/20/2019	73,461
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—

Total:	1,595,158,767.46

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month